Warrants reserve (Details 1)	3 Months Ended
Nov. 30, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants	23,393,151
Convertible Debenture Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants	3,002,037
Exercise price | $ / shares	$ 1.2125
Expiry date	Jul. 27, 2023
Private Placement Financing Agent Warrants Dated December 232020 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants	2,777,268
Exercise price | $ / shares	$ 1.50
Expiry date	Dec. 23, 2023
Private Placement Financing Agent Warrants Dated Feburary 112021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants	16,461,539
Exercise price | $ / shares	$ 0.80
Expiry date	Feb. 11, 2026
Private Placement Financing Broker Warrants February 112021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants	1,152,307
Exercise price | $ / shares	$ 0.80
Expiry date	Feb. 11, 2026